Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 46,196,000,000	$ 35,648,000,000
Securities measured at amortized cost	20,115,000,000	12,876,000,000
Securities issued	121,310,000,000	101,664,000,000
Denominated in US Dollars [member]
Disclosure of financial assets [line items]
Securities issued	54,400,000	40,300,000,000
Denominated in other foreign currencies [member]
Disclosure of financial assets [line items]
Securities issued	1,813,000,000	1,799,000,000
Financial assets at fair value [member]
Disclosure of financial assets [line items]
Securities issued	121,453,000,000	101,507,000,000
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,699,000,000	3,430,000,000
Canada mortgage and housing corporation securities [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Securities issued	1,135,000,000	1,701,000,000
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	858,000,000	806,000,000
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	859,000,000	807,000,000
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,037,000,000	1,275,000,000
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,048,000,000	1,226,000,000
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,610,000,000	1,527,000,000
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,651,000,000	1,461,000,000
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	98,000,000	119,000,000
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	99,000,000	113,000,000
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	232,000,000	517,000,000
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	232,000,000	518,000,000
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,127,000,000	1,267,000,000
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,136,000,000	1,238,000,000
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	487,000,000	689,000,000
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	492,000,000	673,000,000
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	841,000,000	1,003,000,000
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 839,000,000	$ 1,001,000,000